Schedule Disaggregate Product Sales and Services Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Total	$ 11,267	$ 10,109
Screen System Sales [Member]
Total	3,035	2,958
Digital Equipment Sales [Member]
Total	4,238	3,526
Extended Warranty Sales [Member]
Total	58	51
Other Product Sales [Member]
Total	691	669
Product [Member]
Total	8,022	7,204
Field Maintenance and Monitoring Services [Member]
Total	1,909	1,891
Installation Services [Member]
Total	936	802
Service, Other [Member]
Total	400	212
Service [Member]
Total	3,245	2,905
Strong Global Entertainment [Member]
Total	11,070	9,951
Strong Global Entertainment [Member] | Screen System Sales [Member]
Total	3,035	2,958
Strong Global Entertainment [Member] | Digital Equipment Sales [Member]
Total	4,238	3,526
Strong Global Entertainment [Member] | Extended Warranty Sales [Member]
Total	58	51
Strong Global Entertainment [Member] | Other Product Sales [Member]
Total	691	669
Strong Global Entertainment [Member] | Product [Member]
Total	8,022	7,204
Strong Global Entertainment [Member] | Field Maintenance and Monitoring Services [Member]
Total	1,909	1,891
Strong Global Entertainment [Member] | Installation Services [Member]
Total	936	802
Strong Global Entertainment [Member] | Service, Other [Member]
Total	203	54
Strong Global Entertainment [Member] | Service [Member]
Total	3,048	2,747
Other Operating Segment [Member]
Total	197	158
Other Operating Segment [Member] | Screen System Sales [Member]
Total
Other Operating Segment [Member] | Digital Equipment Sales [Member]
Total
Other Operating Segment [Member] | Extended Warranty Sales [Member]
Total
Other Operating Segment [Member] | Other Product Sales [Member]
Total
Other Operating Segment [Member] | Product [Member]
Total
Other Operating Segment [Member] | Field Maintenance and Monitoring Services [Member]
Total
Other Operating Segment [Member] | Installation Services [Member]
Total
Other Operating Segment [Member] | Service, Other [Member]
Total	197	158
Other Operating Segment [Member] | Service [Member]
Total	$ 197	$ 158